Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment Table [Abstract]
Schedule of right-of-use assets held under leases
	Freehold property	Leasehold improvements	Fixtures and fittings	Computer equipment	Subscription vehicles	Other motor vehicles	Plant and machinery	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At December 31, 2019	-	1,191	758	235	-	40	-	2,244
Additions	-	11,784	2,892	363	-	2,702	-	17,741
Acquisition of a subsidiary	14,907	2,576	1,375	252	-	116	1,165	20,391
Disposals	-	(1,849)	(1,076)	(252)	-	(116)	(506)	(3,799)

At December 31, 2020	14,907	13,702	3,949	598	-	2,742	659	36,557
Additions	-	12,419	5,210	2,245	82,314	8,011	810	111,009
Acquisition of subsidiaries	15,921	4,081	1,418	1,013	25,346	367	2,692	50,838
Disposals	-	-	-	(3)	(963)	-	(17)	(983)
Transfers	-	-	-	-	(1,713)	791	-	(922)
FX revaluation	-	-	-	-	(736)	-	-	(736)

At December 31, 2021	30,828	30,202	10,577	3,853	104,248	11,911	4,144	195,763

Accumulated depreciation
At December 31, 2019	-	(54)	(109)	(35)	-	(1)	-	(199)
Depreciation charge for the year	-	(620)	(331)	(154)	-	(81)	(79)	(1,265)
Disposals	-	40	25	21	-	7	28	121

At December 31, 2020	-	(634)	(415)	(168)	-	(75)	(51)	(1,343)
Depreciation charge for the year	-	(4,247)	(1,495)	(830)	(5,938)	(1,630)	(542)	(14,682)
Disposals	-	-	-	-	1,244	-	-	1,244
Transfers	-	-	-	-	43	(66)	-	(23)
FX revaluation	-	-	-	-	(4)	-	-	(4)

At December 31, 2021	-	(4,881)	(1,910)	(998)	(4,655)	(1,771)	(593)	(14,808)

Net book value
At December 31, 2021	30,828	25,321	8,667	2,855	99,593	10,140	3,551	180,955
At December 31, 2020	14,907	13,068	3,534	430	-	2,667	608	35,214
At December 31, 2019	-	1,137	649	200	-	39	-	2,025